UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Michael W. Stockton

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio
January 31, 2015
unaudited
Common stocks 90.75% Energy 6.79%	Shares	Value (000)
BP PLC (ADR)	3,253,600	$126,337
Chevron Corp.	5,391,211	552,761
ConocoPhillips	3,378,900	212,803
Devon Energy Corp.	534,000	32,184
Diamond Offshore Drilling, Inc.	728,941	22,984
Enbridge Inc.	3,353,300	162,400
Ensco PLC, Class A	2,772,800	77,749
EOG Resources, Inc.	1,413,500	125,844
Exxon Mobil Corp.	1,450,000	126,759
Halliburton Co.	317,000	12,677
Noble Energy, Inc.	589,200	28,128
Royal Dutch Shell PLC, Class A (ADR)	6,874,507	422,439
Schlumberger Ltd.	1,410,000	116,170
Spectra Energy Corp	11,435,500	382,403
		2,401,638
Materials 4.46%
Barrick Gold Corp.	1,200,000	15,336
CRH PLC (ADR)	1,089,059	26,290
Dow Chemical Co.	8,513,590	384,474
E.I. du Pont de Nemours and Co.	690,000	49,135
Freeport-McMoRan Inc.	1,157,700	19,461
International Flavors & Fragrances Inc.	1,367,002	145,053
MeadWestvaco Corp.	2,360,890	118,705
Monsanto Co.	1,270,000	149,835
Mosaic Co.	3,060,500	149,016
Nucor Corp.	1,099,600	47,997
Potash Corp. of Saskatchewan Inc.	1,930,000	70,522
Praxair, Inc.	3,323,824	400,820
		1,576,644
Industrials 15.61%
3M Co.	1,515,000	245,885
Boeing Co.	3,229,100	469,414
Caterpillar Inc.	668,000	53,420
CSX Corp.	8,170,193	272,067
Cummins Inc.	2,203,700	307,328
Eaton Corp. PLC	1,265,000	79,809
Emerson Electric Co.	1,786,850	101,743
General Dynamics Corp.	2,870,000	382,313
General Electric Co.	14,360,000	343,060
Illinois Tool Works Inc.	850,000	79,127
Lockheed Martin Corp.	2,388,660	449,952
Norfolk Southern Corp.	2,575,400	262,614
PACCAR Inc	500,000	30,055
Pitney Bowes Inc.	2,000,000	47,960
Precision Castparts Corp.	849,000	169,885
American Mutual Fund — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Republic Services, Inc.	2,836,300	$112,544
Rockwell Automation	1,783,300	194,237
Siemens AG1	134,000	14,082
Siemens AG (ADR)	1,052,000	110,029
Snap-on Inc.	750,000	99,533
Union Pacific Corp.	3,562,200	417,525
United Parcel Service, Inc., Class B	4,346,300	429,588
United Technologies Corp.	2,823,174	324,044
Waste Management, Inc.	10,202,900	524,735
		5,520,949
Consumer discretionary 8.76%
Carnival Corp., units	6,244,100	274,491
Coach, Inc.	1,036,722	38,556
Comcast Corp., Class A	5,479,900	291,229
Comcast Corp., Class A, special nonvoting shares	2,090,000	110,561
Darden Restaurants, Inc.	1,679,500	103,088
Hasbro, Inc.	1,948,788	107,027
Home Depot, Inc.	6,649,929	694,386
Honda Motor Co., Ltd. (ADR)	1,047,800	31,664
Johnson Controls, Inc.	7,899,380	367,084
Mattel, Inc.	2,771,947	74,565
McDonald’s Corp.	321,100	29,682
Newell Rubbermaid Inc.	6,893,200	254,152
Ross Stores, Inc.	476,000	43,654
Scripps Networks Interactive, Inc., Class A	265,000	18,839
Starbucks Corp.	603,000	52,781
Tiffany & Co.	369,265	31,993
Time Warner Cable Inc.	775,200	105,528
Time Warner Inc.	2,089,036	162,799
Viacom Inc., Class B	1,406,000	90,575
Whirlpool Corp.	225,000	44,793
Williams-Sonoma, Inc.	2,163,000	169,255
		3,096,702
Consumer staples 6.77%
Avon Products, Inc.	6,062,300	46,922
Coca-Cola Co.	7,863,400	323,736
Colgate-Palmolive Co.	1,130,000	76,298
ConAgra Foods, Inc.	3,399,000	120,427
CVS Health Corp.	1,045,000	102,577
General Mills, Inc.	1,500,000	78,720
Kellogg Co.	1,539,423	100,955
Kimberly-Clark Corp.	1,000,000	107,960
Kraft Foods Group, Inc.	4,849,766	316,884
Mead Johnson Nutrition Co.	186,000	18,319
Mondelez International, Inc.	9,241,300	325,663
PepsiCo, Inc.	1,235,769	115,890
Procter & Gamble Co.	6,406,400	539,996
Unilever PLC (ADR)	2,736,300	120,315
		2,394,662
American Mutual Fund — Page 2 of 8

unaudited
Common stocks Health care 15.80%	Shares	Value (000)
Abbott Laboratories	1,863,000	$83,388
AbbVie Inc.	20,137,000	1,215,268
Aetna Inc.	503,700	46,250
AmerisourceBergen Corp.	356,000	33,838
Amgen Inc.	8,475,748	1,290,517
Bristol-Myers Squibb Co.	7,230,000	435,752
Cardinal Health, Inc.	1,055,000	87,765
Gilead Sciences, Inc.[2]	1,327,800	139,193
Humana Inc.	138,000	20,209
Johnson & Johnson	2,745,000	274,884
Medtronic PLC	2,802,000	200,063
Merck & Co., Inc.	8,812,485	531,216
Novartis AG (ADR)	3,014,000	293,564
Pfizer Inc.	7,163,100	223,847
Quest Diagnostics Inc.	1,880,000	133,612
ResMed Inc.	1,800,000	112,446
St. Jude Medical, Inc.	2,192,800	144,440
Stryker Corp.	2,154,435	196,161
UnitedHealth Group Inc.	1,162,600	123,526
		5,585,939
Financials 8.89%
ACE Ltd.	668,400	72,161
Aon PLC, Class A	1,852,000	166,773
Arthur J. Gallagher & Co.	4,490,548	199,515
Bank of New York Mellon Corp.	3,141,400	113,090
Bank of Nova Scotia	2,310,900	111,016
BB&T Corp.	1,046,000	36,913
CME Group Inc., Class A	1,531,000	130,594
HSBC Holdings PLC (ADR)	1,700,000	77,724
Hudson City Bancorp, Inc.	1,696,000	15,213
Intercontinental Exchange, Inc.	664,918	136,794
JPMorgan Chase & Co.	4,048,700	220,168
Marsh & McLennan Companies, Inc.	4,296,394	231,017
McGraw Hill Financial, Inc.	321,643	28,768
Old Republic International Corp.	7,300,800	102,503
PNC Financial Services Group, Inc.	1,806,400	152,713
Principal Financial Group, Inc.	7,567,000	355,119
Progressive Corp.	3,195,500	82,923
State Street Corp.	1,479,700	105,813
Sun Life Financial Inc.	4,654,800	142,297
Toronto-Dominion Bank	1,989,400	79,238
U.S. Bancorp	5,906,079	247,524
Ventas, Inc.	2,045,000	163,212
Wells Fargo & Co.	3,343,000	173,569
		3,144,657
Information technology 10.36%
Accenture PLC, Class A	414,000	34,788
Analog Devices, Inc.	1,329,640	69,281
Apple Inc.	5,295,000	620,362
Automatic Data Processing, Inc.	3,302,900	272,588
CDK Global, Inc.	103,900	4,692
Cisco Systems, Inc.	7,035,000	185,478
Google Inc., Class A2	38,000	20,427
American Mutual Fund — Page 3 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Google Inc., Class C2	38,000	$20,312
Intel Corp.	2,800,000	92,512
International Business Machines Corp.	474,950	72,815
KLA-Tencor Corp.	1,322,000	81,263
Linear Technology Corp.	1,863,700	83,755
Maxim Integrated Products, Inc.	4,700,000	155,523
Microsoft Corp.	12,785,607	516,538
Oracle Corp.	8,902,000	372,905
Paychex, Inc.	1,000,000	45,260
QUALCOMM Inc.	431,000	26,920
Texas Instruments Inc.	18,006,322	962,438
Xilinx, Inc.	688,400	26,555
		3,664,412
Telecommunication services 4.06%
AT&T Inc.	5,470,000	180,072
BCE Inc.	1,000,000	45,950
Verizon Communications Inc.	26,449,197	1,208,993
		1,435,015
Utilities 8.01%
Ameren Corp.	1,660,000	75,165
American Electric Power Co., Inc.	1,435,000	90,132
Dominion Resources, Inc.	2,860,000	219,905
DTE Energy Co.	750,000	67,245
Duke Energy Corp.	3,072,291	267,719
Edison International	113,000	7,701
Exelon Corp.	14,952,720	538,896
FirstEnergy Corp.	7,373,000	297,353
PG&E Corp.	10,455,000	614,859
PPL Corp.	2,044,300	72,573
Sempra Energy	2,920,000	326,806
Southern Co.	2,500,000	126,800
Xcel Energy Inc.	3,365,000	126,289
		2,831,443
Miscellaneous 1.24%
Other common stocks in initial period of acquisition		436,899
Total common stocks (cost: $22,158,514,000)		32,088,960
Preferred securities 0.03% Financials 0.03%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,447
Total preferred securities (cost: $10,004,000)		11,447
Convertible stocks 0.18% Utilities 0.18%
Exelon Corp., convertible preferred, units	1,200,000	62,832
Total convertible stocks (cost: $61,103,000)		62,832
American Mutual Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments 1.33% Corporate bonds & notes 1.02% Financials 0.98%	Principal amount (000)	Value (000)
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	$1,665	$1,791
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[3]	1,665	1,797
Citigroup Inc. 6.125% 2017	1,102	1,238
ERP Operating LP 6.584% 2015	3,500	3,541
ERP Operating LP 5.125% 2016	2,400	2,515
ERP Operating LP 5.375% 2016	6,455	6,878
ERP Operating LP 5.75% 2017	39,855	43,995
ERP Operating LP 7.125% 2017	5,000	5,733
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	123,654	133,508
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[3]	131,826	145,338
		346,334
Utilities 0.04%
FPL Group Capital, Inc. 7.875% 2015	15,000	15,915
Total corporate bonds & notes		362,249
U.S. Treasury bonds & notes 0.29% U.S. Treasury 0.29%
U.S. Treasury 1.875% 2017	39,050	40,268
U.S. Treasury 1.00% 2017	60,100	60,616
		100,884
Mortgage-backed obligations 0.02%
Fannie Mae 4.00% 2024[4]	3,398	3,631
Fannie Mae 4.50% 2024[4]	3,440	3,704
		7,335
Total bonds, notes & other debt instruments (cost: $424,310,000)		470,468
Short-term securities 7.41%
Abbott Laboratories 0.10%–0.12% due 2/2/2015–3/4/2015[5]	87,000	86,999
Apple Inc. 0.07% due 2/23/2015[5]	17,500	17,499
Army and Air Force Exchange Service 0.13% due 2/23/2015[5]	50,000	49,996
CAFCO, LLC 0.22%–0.24% due 5/1/2015–5/4/2015	55,100	55,071
Chariot Funding, LLC 0.25%–0.27% due 2/2/2015–5/21/2015[5]	35,700	35,674
Chevron Corp. 0.09%–0.12% due 2/6/2015–4/13/2015[5]	89,700	89,676
Coca-Cola Co. 0.13%–0.21% due 3/5/2015–7/14/2015[5]	123,500	123,460
Emerson Electric Co. 0.10%–0.13% due 2/9/2015–3/19/2015[5]	97,000	96,994
ExxonMobil Corp. 0.10%–0.11% due 2/18/2015–4/21/2015	70,000	69,989
Fannie Mae 0.09%–0.16% due 3/2/2015–8/3/2015	488,700	488,597
Federal Farm Credit Banks 0.10%–0.15% due 3/12/2015–8/5/2015	159,500	159,459
Federal Home Loan Bank 0.07%–0.16% due 2/4/2015–11/6/2015	603,200	603,046
Freddie Mac 0.07%–0.17% due 3/12/2015–11/3/2015	283,600	283,486
General Electric Capital Corp. 0.19% due 5/5/2015	30,000	29,987
General Electric Co. 0.06% due 2/2/2015	2,000	2,000
Jupiter Securitization Co., LLC 0.27% due 8/10/2015–8/11/2015[5]	50,000	49,919
Merck & Co. Inc. 0.13% due 2/18/2015[5]	25,000	24,999
Microsoft Corp. 0.09%–0.10% due 2/9/2015–4/8/2015[5]	105,000	104,993
National Rural Utilities Cooperative Finance Corp. 0.13% due 2/5/2015	48,900	48,899
PepsiCo Inc. 0.10% due 3/11/2015[5]	40,000	39,996
Procter & Gamble Co. 0.11%–0.12% due 3/9/2015–3/23/2015[5]	100,000	99,992
American Mutual Fund — Page 5 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Regents of the University of California 0.15%–0.16% due 5/6/2015–5/11/2015	$33,384	$33,370
USAA Capital Corp. 0.08% due 2/5/2015	27,200	27,200
Total short-term securities (cost: $2,620,993,000)		2,621,301
Total investment securities 99.70% (cost: $25,274,924,000)		35,255,008
Other assets less liabilities 0.30%		105,566
Net assets 100.00%		$35,360,574
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $14,082,000, which represented .04% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $820,197,000, which represented 2.32% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Mutual Fund — Page 6 of 8

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government
American Mutual Fund — Page 7 of 8

unaudited
securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,401,638	$—	$—	$2,401,638
Materials	1,576,644	—	—	1,576,644
Industrials	5,506,867	14,082	—	5,520,949
Consumer discretionary	3,096,702	—	—	3,096,702
Consumer staples	2,394,662	—	—	2,394,662
Health care	5,585,939	—	—	5,585,939
Financials	3,144,657	—	—	3,144,657
Information technology	3,664,412	—	—	3,664,412
Telecommunication services	1,435,015	—	—	1,435,015
Utilities	2,831,443	—	—	2,831,443
Miscellaneous	436,899	—	—	436,899
Preferred securities	11,447	—	—	11,447
Convertible stocks	62,832	—	—	62,832
Bonds, notes & other debt instruments	—	470,468	—	470,468
Short-term securities	—	2,621,301	—	2,621,301
Total	$32,149,157	$3,105,851	$—	$35,255,008
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,450,619
Gross unrealized depreciation on investment securities	(435,658)
Net unrealized appreciation on investment securities	10,014,961
Cost of investment securities	25,240,047

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-003-0315O-S42196	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Mutual Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Mutual Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2015

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: March 31, 2015